THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 99.2%

	Shares	Value
Communication Services — 2.9%
Iridium Communications	45,542	$2,829,069

Consumer Discretionary — 11.0%
Crocs *	13,560	1,524,686
Dick’s Sporting Goods	4,777	631,472
Kura Sushi USA, Cl A *	4,851	450,900
Taylor Morrison Home, Cl A *	48,842	2,382,024
Texas Roadhouse, Cl A	4,307	483,590
Topgolf Callaway Brands *	57,595	1,143,261
Tri Pointe Homes *	34,514	1,134,130
Visteon *	5,607	805,221
Wingstop	8,560	1,713,370
WW International *	31,471	211,485

		10,480,139

Consumer Staples — 6.7%
BellRing Brands *	36,614	1,340,072
Celsius Holdings *	17,170	2,561,592
elf Beauty *	9,505	1,085,756
MGP Ingredients	10,308	1,095,534
SunOpta *	62,608	418,848

		6,501,802

Energy — 4.2%
ChampionX	94,716	2,939,985
Weatherford International *	17,461	1,159,760

		4,099,745

Financials — 3.7%
Evercore, Cl A	12,001	1,483,204
MGIC Investment	116,525	1,839,930
WisdomTree	45,539	312,398

		3,635,532

Health Care — 25.2%
Apellis Pharmaceuticals *	15,318	1,395,470
Argenx ADR *	3,603	1,404,197
Axsome Therapeutics *	14,857	1,067,624
Biohaven *	11,531	275,821
Chinook Therapeutics *	32,081	1,232,552
Cymabay Therapeutics *	10,806	118,326
Cytokinetics *	3,705	120,857
Day One Biopharmaceuticals *	75,264	898,652
Establishment Labs Holdings *	22,620	1,551,958
ImmunoGen *	48,196	909,459
Inspire Medical Systems *	4,862	1,578,400

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Health Care — continued
Intra-Cellular Therapies *	21,872	$1,384,935
Karuna Therapeutics *	6,363	1,379,817
Krystal Biotech *	17,899	2,101,343
Lantheus Holdings *	14,766	1,239,163
Legend Biotech ADR *	14,228	982,159
Mirum Pharmaceuticals *	44,854	1,160,373
Roivant Sciences *	104,663	1,055,003
Shockwave Medical *	2,836	809,423
TransMedics Group *	17,154	1,440,593
Vaxcyte *	11,648	581,701
Verona Pharma ADR *	41,786	883,356
Viking Therapeutics *	4,726	76,608
Xenon Pharmaceuticals *	23,587	908,099

		24,555,889

Industrials — 27.9%
ArcBest	18,351	1,813,079
CACI International, Cl A *	11,387	3,881,145
Clean Harbors *	7,475	1,229,114
Copa Holdings, Cl A	8,604	951,430
Crane	11,654	1,038,604
Crane NXT	17,540	989,958
Energy Recovery *	26,534	741,625
Federal Signal	12,165	778,925
Fluence Energy, Cl A *	87,475	2,330,334
Gates Industrial *	65,896	888,278
Heritage-Crystal Clean *	13,226	499,811
MasTec *	8,848	1,043,799
Parsons *	29,673	1,428,458
Regal Rexnord	6,914	1,064,065
Standex International	7,072	1,000,476
Symbotic, Cl A *	52,377	2,242,259
Terex	22,953	1,373,278
TFI International	23,768	2,708,601
Trex *	15,162	994,021

		26,997,260

Information Technology — 16.6%
Appfolio, Cl A *	5,585	961,402
Axcelis Technologies *	3,237	593,439
Box, Cl A *	31,308	919,829
Confluent, Cl A *	32,302	1,140,584
Descartes Systems Group *	15,501	1,241,785
Elastic *	7,656	490,903

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2023 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Information Technology — continued
HashiCorp, Cl A *	36,014	$942,846
Lattice Semiconductor *	33,799	3,247,070
Monolithic Power Systems	5,344	2,886,989
Onto Innovation *	4,141	482,302
Smartsheet, Cl A *	20,207	773,120
Super Micro Computer *	7,358	1,833,981
Wix.com *	4,521	353,723

		15,867,973

Real Estate — 1.0%
Tanger Factory Outlet Centers ‡	42,820	945,037

Total Common Stock (Cost $71,618,191)		95,912,446

EXCHANGE-TRADED FUND — 0.4%

iShares Russell 2000 Growth ETF	1,718	416,890

Total Exchange-Traded Funds (Cost $374,765)		416,890

Total Investments - 99.6% (Cost $71,992,956)		$96,329,336

Percentages are based on Net Assets of $96,696,755.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NIC-QH-001-0900